Expense Example {- Franklin Mutual Beacon Fund} - Franklin Mutual Series Funds-29 - Franklin Mutual Beacon Fund	Oct. 01, 2020 USD ($)
Class A
Expense Example:
1 year	$ 653
3 years	872
5 years	1,108
10 years	1,784
Class C
Expense Example:
1 year	285
3 years	573
5 years	985
10 years	2,137
Class R
Expense Example:
1 year	134
3 years	418
5 years	723
10 years	1,590
Class R6
Expense Example:
1 year	77
3 years	244
5 years	426
10 years	952
Class Z
Expense Example:
1 year	84
3 years	262
5 years	455
10 years	$ 1,014